Shareholder Report, Holdings (Details)	May 31, 2024
Alerian MLP ETF | Pipeline Transportation | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	27.79%
Alerian MLP ETF | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	24.99%
Alerian MLP ETF | Pipeline Transportation | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	24.75%
Alerian MLP ETF | Marketing & Distribution
Holdings [Line Items]
Percent of Net Asset Value	15.67%
Alerian MLP ETF | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Alerian MLP ETF | Compression
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Alerian MLP ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Alerian MLP ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Alerian MLP ETF | Western Midstream Partners LP
Holdings [Line Items]
Percent of Net Asset Value	13.09%
Alerian MLP ETF | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	12.48%
Alerian MLP ETF | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	12.27%
Alerian MLP ETF | Plains All American Pipeline LP
Holdings [Line Items]
Percent of Net Asset Value	12.23%
Alerian MLP ETF | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	12.12%
Alerian MLP ETF | Sunoco LP
Holdings [Line Items]
Percent of Net Asset Value	10.56%
Alerian MLP ETF | EnLink Midstream LLC
Holdings [Line Items]
Percent of Net Asset Value	6.31%
Alerian MLP ETF | Hess Midstream LP
Holdings [Line Items]
Percent of Net Asset Value	5.59%
Alerian MLP ETF | Cheniere Energy Partners LP
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Alerian MLP ETF | USA Compression Partners LP
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Alerian MLP ETF | Total % of Top 10 Holding
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Alerian Energy Infrastructure ETF | Pipeline Transportation | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Alerian Energy Infrastructure ETF | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Alerian Energy Infrastructure ETF | Pipeline Transportation | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	37.48%
Alerian Energy Infrastructure ETF | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Alerian Energy Infrastructure ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Alerian Energy Infrastructure ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Alerian Energy Infrastructure ETF | Storage
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Alerian Energy Infrastructure ETF | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Alerian Energy Infrastructure ETF | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Alerian Energy Infrastructure ETF | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	8.27%
Alerian Energy Infrastructure ETF | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Alerian Energy Infrastructure ETF | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Alerian Energy Infrastructure ETF | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Alerian Energy Infrastructure ETF | Equitrans Midstream Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.21%
Alerian Energy Infrastructure ETF | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Alerian Energy Infrastructure ETF | Plains GP Holdings LP
Holdings [Line Items]
Percent of Net Asset Value	4.89%
Alerian Energy Infrastructure ETF | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Alerian Energy Infrastructure ETF | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Alerian Energy Infrastructure ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	61.99%
ALPS Active Equity Opportunity ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
ALPS Active Equity Opportunity ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Active Equity Opportunity ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.98%
ALPS Active Equity Opportunity ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.93%
ALPS Active Equity Opportunity ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
ALPS Active Equity Opportunity ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.08%
ALPS Active Equity Opportunity ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.03%
ALPS Active Equity Opportunity ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.05%
ALPS Active Equity Opportunity ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.87%
ALPS Active Equity Opportunity ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.57%
ALPS Active Equity Opportunity ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.65%
ALPS Active Equity Opportunity ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS Active Equity Opportunity ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS Active Equity Opportunity ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	32.55%
ALPS Active Equity Opportunity ETF | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.81%
ALPS Active Equity Opportunity ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
ALPS Active Equity Opportunity ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.01%
ALPS Active Equity Opportunity ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Active Equity Opportunity ETF | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.27%
ALPS Active Equity Opportunity ETF | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.05%
ALPS Active Equity Opportunity ETF | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.25%
ALPS Active Equity Opportunity ETF | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.24%
ALPS Active Equity Opportunity ETF | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.21%
ALPS Active Equity Opportunity ETF | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.12%
ALPS Active REIT ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.87%
ALPS Active REIT ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Active REIT ETF | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	29.79%
ALPS Active REIT ETF | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	16.87%
ALPS Active REIT ETF | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.83%
ALPS Active REIT ETF | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	12.94%
ALPS Active REIT ETF | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	10.74%
ALPS Active REIT ETF | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.25%
ALPS Active REIT ETF | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.71%
ALPS Active REIT ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	53.43%
ALPS Active REIT ETF | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.82%
ALPS Active REIT ETF | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.44%
ALPS Active REIT ETF | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.92%
ALPS Active REIT ETF | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	5.78%
ALPS Active REIT ETF | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.07%
ALPS Active REIT ETF | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.98%
ALPS Active REIT ETF | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.95%
ALPS Active REIT ETF | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.01%
ALPS Active REIT ETF | LXP Industrial Trust
Holdings [Line Items]
Percent of Net Asset Value	3.82%
ALPS Active REIT ETF | Healthpeak Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Alps Equal Sector Weight ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Alps Equal Sector Weight ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Alps Equal Sector Weight ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Alps Equal Sector Weight ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
Alps Equal Sector Weight ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Alps Equal Sector Weight ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.78%
Alps Equal Sector Weight ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.33%
Alps Equal Sector Weight ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Alps Equal Sector Weight ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.04%
Alps Equal Sector Weight ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.96%
Alps Equal Sector Weight ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
Alps Equal Sector Weight ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.18%
Alps Equal Sector Weight ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.08%
Alps Equal Sector Weight ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	91.31%
Alps Equal Sector Weight ETF | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.18%
Alps Equal Sector Weight ETF | Communication Services Select Sector SPDR
Holdings [Line Items]
Percent of Net Asset Value	9.33%
Alps Equal Sector Weight ETF | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Alps Equal Sector Weight ETF | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.08%
Alps Equal Sector Weight ETF | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Alps Equal Sector Weight ETF | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.04%
Alps Equal Sector Weight ETF | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Alps Equal Sector Weight ETF | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.96%
Alps Equal Sector Weight ETF | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.78%
Alps Equal Sector Weight ETF | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.78%
ALPS Intermediate Municipal Bond ETF | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	83.99%
ALPS Intermediate Municipal Bond ETF | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.01%
ALPS Intermediate Municipal Bond ETF | Total, RDOG
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Intermediate Municipal Bond ETF | Port Authority of New York & New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.61%
ALPS Intermediate Municipal Bond ETF | New Jersey Transportation Trust Fund Authority
Holdings [Line Items]
Percent of Net Asset Value	3.19%
ALPS Intermediate Municipal Bond ETF | Tennessee Housing Development Agency
Holdings [Line Items]
Percent of Net Asset Value	3.09%
ALPS Intermediate Municipal Bond ETF | South Dakota Housing Development Authority
Holdings [Line Items]
Percent of Net Asset Value	2.94%
ALPS Intermediate Municipal Bond ETF | Ohio Housing Finance Agency
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ALPS Intermediate Municipal Bond ETF | North Carolina Housing Finance Agency
Holdings [Line Items]
Percent of Net Asset Value	2.52%
ALPS Intermediate Municipal Bond ETF | Central Plains Energy Project
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS Intermediate Municipal Bond ETF | Salt Verde Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.19%
ALPS Intermediate Municipal Bond ETF | Development Authority of Burke County
Holdings [Line Items]
Percent of Net Asset Value	2.01%
ALPS Intermediate Municipal Bond ETF | San Mateo Union High School District
Holdings [Line Items]
Percent of Net Asset Value	1.64%
ALPS Intermediate Municipal Bond ETF | Total % of Top 10 Holdings, RDOG
Holdings [Line Items]
Percent of Net Asset Value	26.45%
ALPS Clean Energy ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.04%
ALPS Clean Energy ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Clean Energy ETF | Solar
Holdings [Line Items]
Percent of Net Asset Value	29.64%
ALPS Clean Energy ETF | Electric Vehicles
Holdings [Line Items]
Percent of Net Asset Value	24.13%
ALPS Clean Energy ETF | Wind
Holdings [Line Items]
Percent of Net Asset Value	14.35%
ALPS Clean Energy ETF | Bioenergy
Holdings [Line Items]
Percent of Net Asset Value	10.18%
ALPS Clean Energy ETF | Hydro/Geothermal
Holdings [Line Items]
Percent of Net Asset Value	10.04%
ALPS Clean Energy ETF | Energy Management & Storage
Holdings [Line Items]
Percent of Net Asset Value	7.70%
ALPS Clean Energy ETF | Fuel Cell/Hydrogen
Holdings [Line Items]
Percent of Net Asset Value	3.92%
ALPS Clean Energy ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	50.88%
ALPS Clean Energy ETF | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
ALPS Clean Energy ETF | Brookfield Renewable Partners LP
Holdings [Line Items]
Percent of Net Asset Value	5.89%
ALPS Clean Energy ETF | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.16%
ALPS Clean Energy ETF | Enphase Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.76%
ALPS Clean Energy ETF | Rivian Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.64%
ALPS Clean Energy ETF | Northland Power, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.64%
ALPS Clean Energy ETF | NEXTracker, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.64%
ALPS Clean Energy ETF | Darling Ingredients, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.46%
ALPS Clean Energy ETF | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS Clean Energy ETF | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.15%
ALPS Disruptive Technologies ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.26%
ALPS Disruptive Technologies ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Disruptive Technologies ETF | Clean Energy & Smart Grid
Holdings [Line Items]
Percent of Net Asset Value	11.54%
ALPS Disruptive Technologies ETF | Robotics & Artificial Intelligence
Holdings [Line Items]
Percent of Net Asset Value	11.25%
ALPS Disruptive Technologies ETF | Healthcare Innovation
Holdings [Line Items]
Percent of Net Asset Value	10.55%
ALPS Disruptive Technologies ETF | Internet of Things
Holdings [Line Items]
Percent of Net Asset Value	10.41%
ALPS Disruptive Technologies ETF | Cybersecurity
Holdings [Line Items]
Percent of Net Asset Value	9.64%
ALPS Disruptive Technologies ETF | Data & Analytics
Holdings [Line Items]
Percent of Net Asset Value	9.54%
ALPS Disruptive Technologies ETF | FinTech
Holdings [Line Items]
Percent of Net Asset Value	9.29%
ALPS Disruptive Technologies ETF | Cloud Computing
Holdings [Line Items]
Percent of Net Asset Value	9.12%
ALPS Disruptive Technologies ETF | 3D Printing
Holdings [Line Items]
Percent of Net Asset Value	8.96%
ALPS Disruptive Technologies ETF | Mobile Payments
Holdings [Line Items]
Percent of Net Asset Value	8.47%
ALPS Disruptive Technologies ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.97%
ALPS Disruptive Technologies ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	13.85%
ALPS Disruptive Technologies ETF | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.79%
ALPS Disruptive Technologies ETF | SenseTime Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS Disruptive Technologies ETF | PROCEPT BioRobotics Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.42%
ALPS Disruptive Technologies ETF | China Longyuan Power Group Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.32%
ALPS Disruptive Technologies ETF | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.31%
ALPS Disruptive Technologies ETF | Goldwind Science & Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS Disruptive Technologies ETF | Shanghai MicroPort MedBot Group Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS Disruptive Technologies ETF | ResMed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS Disruptive Technologies ETF | Sensata Technologies Holding PLC
Holdings [Line Items]
Percent of Net Asset Value	1.24%
ALPS Disruptive Technologies ETF | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.24%
ALPS Global Travel Beneficiaries ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.32%
ALPS Global Travel Beneficiaries ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Global Travel Beneficiaries ETF | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	2.04%
ALPS Global Travel Beneficiaries ETF | Hotels, Casinos & Cruise Lines
Holdings [Line Items]
Percent of Net Asset Value	33.05%
ALPS Global Travel Beneficiaries ETF | Global Travel Beneficiaries
Holdings [Line Items]
Percent of Net Asset Value	28.74%
ALPS Global Travel Beneficiaries ETF | Airlines & Airport Services
Holdings [Line Items]
Percent of Net Asset Value	17.86%
ALPS Global Travel Beneficiaries ETF | Booking & Rental Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.59%
ALPS Global Travel Beneficiaries ETF | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS Global Travel Beneficiaries ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	43.16%
ALPS Global Travel Beneficiaries ETF | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.09%
ALPS Global Travel Beneficiaries ETF | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	5.03%
ALPS Global Travel Beneficiaries ETF | Hilton Worldwide Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.58%
ALPS Global Travel Beneficiaries ETF | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	4.41%
ALPS Global Travel Beneficiaries ETF | Marriott International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.38%
ALPS Global Travel Beneficiaries ETF | Airbnb, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.15%
ALPS Global Travel Beneficiaries ETF | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	4.05%
ALPS Global Travel Beneficiaries ETF | Estee Lauder Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.87%
ALPS Global Travel Beneficiaries ETF | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ALPS Global Travel Beneficiaries ETF | Delta Air Lines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ALPS Medical Breakthroughs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.22%
ALPS Medical Breakthroughs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Medical Breakthroughs ETF | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	87.31%
ALPS Medical Breakthroughs ETF | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.36%
ALPS Medical Breakthroughs ETF | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.11%
ALPS Medical Breakthroughs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	34.73%
ALPS Medical Breakthroughs ETF | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.18%
ALPS Medical Breakthroughs ETF | Cerevel Therapeutics Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.04%
ALPS Medical Breakthroughs ETF | Viking Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.45%
ALPS Medical Breakthroughs ETF | REVOLUTION Medicines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
ALPS Medical Breakthroughs ETF | Summit Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.14%
ALPS Medical Breakthroughs ETF | Alkermes PLC
Holdings [Line Items]
Percent of Net Asset Value	2.66%
ALPS Medical Breakthroughs ETF | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.37%
ALPS Medical Breakthroughs ETF | Crinetics Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS Medical Breakthroughs ETF | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.13%
ALPS Medical Breakthroughs ETF | Merus NV
Holdings [Line Items]
Percent of Net Asset Value	2.10%
ALPS Sector Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.17%
ALPS Sector Dividend Dogs ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
ALPS Sector Dividend Dogs ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.95%
ALPS Sector Dividend Dogs ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
ALPS Sector Dividend Dogs ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.39%
ALPS Sector Dividend Dogs ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
ALPS Sector Dividend Dogs ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.74%
ALPS Sector Dividend Dogs ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.77%
ALPS Sector Dividend Dogs ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.58%
ALPS Sector Dividend Dogs ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
ALPS Sector Dividend Dogs ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.41%
ALPS Sector Dividend Dogs ETF | Total, RDOG
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Sector Dividend Dogs ETF | Total % of Top 10 Holdings, RDOG
Holdings [Line Items]
Percent of Net Asset Value	22.81%
ALPS Sector Dividend Dogs ETF | 3M Co.
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS Sector Dividend Dogs ETF | International Paper Co.
Holdings [Line Items]
Percent of Net Asset Value	2.41%
ALPS Sector Dividend Dogs ETF | International Flavors & Fragrances, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.37%
ALPS Sector Dividend Dogs ETF | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ALPS Sector Dividend Dogs ETF | RTX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ALPS Sector Dividend Dogs ETF | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS Sector Dividend Dogs ETF | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.21%
ALPS Sector Dividend Dogs ETF | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.19%
ALPS Sector Dividend Dogs ETF | Dominion Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.18%
ALPS Sector Dividend Dogs ETF | Edison International
Holdings [Line Items]
Percent of Net Asset Value	2.15%
ALPS International Sector Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.22%
ALPS International Sector Dividend Dogs ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
ALPS International Sector Dividend Dogs ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.96%
ALPS International Sector Dividend Dogs ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%
ALPS International Sector Dividend Dogs ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.34%
ALPS International Sector Dividend Dogs ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.35%
ALPS International Sector Dividend Dogs ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.31%
ALPS International Sector Dividend Dogs ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.25%
ALPS International Sector Dividend Dogs ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.72%
ALPS International Sector Dividend Dogs ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.21%
ALPS International Sector Dividend Dogs ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
ALPS International Sector Dividend Dogs ETF | Total, RDOG
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS International Sector Dividend Dogs ETF | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
ALPS International Sector Dividend Dogs ETF | Total % of Top 10 Holdings, RDOG
Holdings [Line Items]
Percent of Net Asset Value	22.69%
ALPS International Sector Dividend Dogs ETF | A P Moller-Maersk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.50%
ALPS International Sector Dividend Dogs ETF | Norsk Hydro ASA
Holdings [Line Items]
Percent of Net Asset Value	2.42%
ALPS International Sector Dividend Dogs ETF | NatWest Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.38%
ALPS International Sector Dividend Dogs ETF | Fortum Oyj
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS International Sector Dividend Dogs ETF | Credit Agricole SA
Holdings [Line Items]
Percent of Net Asset Value	2.22%
ALPS International Sector Dividend Dogs ETF | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	2.21%
ALPS International Sector Dividend Dogs ETF | OMV AG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ALPS International Sector Dividend Dogs ETF | WPP PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ALPS International Sector Dividend Dogs ETF | Imperial Brands PLC
Holdings [Line Items]
Percent of Net Asset Value	2.18%
ALPS International Sector Dividend Dogs ETF | Mediobanca Banca di Credito Finanziario SpA
Holdings [Line Items]
Percent of Net Asset Value	2.15%
ALPS Emerging Sector Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.41%
ALPS Emerging Sector Dividend Dogs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Emerging Sector Dividend Dogs ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.05%
ALPS Emerging Sector Dividend Dogs ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.17%
ALPS Emerging Sector Dividend Dogs ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.47%
ALPS Emerging Sector Dividend Dogs ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.55%
ALPS Emerging Sector Dividend Dogs ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.14%
ALPS Emerging Sector Dividend Dogs ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
ALPS Emerging Sector Dividend Dogs ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.38%
ALPS Emerging Sector Dividend Dogs ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.54%
ALPS Emerging Sector Dividend Dogs ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.34%
ALPS Emerging Sector Dividend Dogs ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.25%
ALPS Emerging Sector Dividend Dogs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	26.72%
ALPS Emerging Sector Dividend Dogs ETF | Delta Electronics Thailand PCL
Holdings [Line Items]
Percent of Net Asset Value	3.37%
ALPS Emerging Sector Dividend Dogs ETF | COSCO SHIPPING Holdings Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.01%
ALPS Emerging Sector Dividend Dogs ETF | Infosys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ALPS Emerging Sector Dividend Dogs ETF | Wipro, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.78%
ALPS Emerging Sector Dividend Dogs ETF | Grupo Aeroportuario del Pacifico SAB de CV, Class B
Holdings [Line Items]
Percent of Net Asset Value	2.65%
ALPS Emerging Sector Dividend Dogs ETF | Grupo Mexico SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS Emerging Sector Dividend Dogs ETF | China Shenhua Energy Co., Ltd., Class H
Holdings [Line Items]
Percent of Net Asset Value	2.44%
ALPS Emerging Sector Dividend Dogs ETF | Cia Sud Americana de Vapores SA
Holdings [Line Items]
Percent of Net Asset Value	2.41%
ALPS Emerging Sector Dividend Dogs ETF | Grupo Aeroportuario del Centro Norte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ALPS Emerging Sector Dividend Dogs ETF | CEZ AS
Holdings [Line Items]
Percent of Net Asset Value	2.29%
ALPS REIT Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.32%
ALPS REIT Dividend Dogs ETF | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	9.53%
ALPS REIT Dividend Dogs ETF | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.34%
ALPS REIT Dividend Dogs ETF | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	10.78%
ALPS REIT Dividend Dogs ETF | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	10.70%
ALPS REIT Dividend Dogs ETF | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.34%
ALPS REIT Dividend Dogs ETF | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	11.39%
ALPS REIT Dividend Dogs ETF | Total, RDOG
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS REIT Dividend Dogs ETF | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	10.75%
ALPS REIT Dividend Dogs ETF | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	11.77%
ALPS REIT Dividend Dogs ETF | Technology REITs
Holdings [Line Items]
Percent of Net Asset Value	10.08%
ALPS REIT Dividend Dogs ETF | Total % of Top 10 Holdings, RDOG
Holdings [Line Items]
Percent of Net Asset Value	26.13%
ALPS REIT Dividend Dogs ETF | Braemar Hotel & Resorts Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.05%
ALPS REIT Dividend Dogs ETF | Medical Properties Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.86%
ALPS REIT Dividend Dogs ETF | Apartment Income REIT Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.68%
ALPS REIT Dividend Dogs ETF | Healthcare Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.66%
ALPS REIT Dividend Dogs ETF | NexPoint Residential Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.64%
ALPS REIT Dividend Dogs ETF | Elme Communities
Holdings [Line Items]
Percent of Net Asset Value	2.54%
ALPS REIT Dividend Dogs ETF | Innovative Industrial Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.48%
ALPS REIT Dividend Dogs ETF | BRT Apartments Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.42%
ALPS REIT Dividend Dogs ETF | Gladstone Commercial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.42%
ALPS REIT Dividend Dogs ETF | Armada Hoffler Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.38%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.03%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.54%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.55%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.23%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.45%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.37%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.12%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.19%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.52%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	40.84%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.63%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.84%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.52%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.33%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.91%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.83%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.79%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.67%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | O'Shares U.S. Quality Dividend ETF Shares | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.11%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.34%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.31%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.98%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.17%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.17%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.85%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	22.34%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.42%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Dick's Sporting Goods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Tradeweb Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	2.19%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Texas Roadhouse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.16%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.15%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Encompass Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.14%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Chemed Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.91%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Organon & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.89%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | Old Republic International Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.88%
ALPS | O'Shares Global Internet Giants ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.24%
ALPS | O'Shares Global Internet Giants ETF Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares Global Internet Giants ETF Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.01%
ALPS | O'Shares Global Internet Giants ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
ALPS | O'Shares Global Internet Giants ETF Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.02%
ALPS | O'Shares Global Internet Giants ETF Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.22%
ALPS | O'Shares Global Internet Giants ETF Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	25.44%
ALPS | O'Shares Global Internet Giants ETF Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | O'Shares Global Internet Giants ETF Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	37.43%
ALPS | O'Shares Global Internet Giants ETF Shares | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.31%
ALPS | O'Shares Global Internet Giants ETF Shares | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.73%
ALPS | O'Shares Global Internet Giants ETF Shares | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.05%
ALPS | O'Shares Global Internet Giants ETF Shares | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.66%
ALPS | O'Shares Global Internet Giants ETF Shares | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ALPS | O'Shares Global Internet Giants ETF Shares | Meituan
Holdings [Line Items]
Percent of Net Asset Value	1.96%
ALPS | O'Shares Global Internet Giants ETF Shares | Full Truck Alliance Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.92%
ALPS | O'Shares Global Internet Giants ETF Shares | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | O'Shares Global Internet Giants ETF Shares | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.81%
ALPS | O'Shares Global Internet Giants ETF Shares | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.79%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.07%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.52%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.45%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.49%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.66%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.45%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.69%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.21%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.46%
ALPS | O'Shares Europe Quality Dividend ETF Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.36%
ALPS | O'Shares Europe Quality Dividend ETF Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.07%
ALPS | O'Shares Europe Quality Dividend ETF Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	18.18%
ALPS | O'Shares Europe Quality Dividend ETF Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	15.53%
ALPS | O'Shares Europe Quality Dividend ETF Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.93%
ALPS | O'Shares Europe Quality Dividend ETF Shares | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.26%
ALPS | O'Shares Europe Quality Dividend ETF Shares | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.26%
ALPS | O'Shares Europe Quality Dividend ETF Shares | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.41%
ALPS | O'Shares Europe Quality Dividend ETF Shares | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.65%
ALPS | O'Shares Europe Quality Dividend ETF Shares | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.28%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.07%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	38.53%
ALPS | O'Shares Europe Quality Dividend ETF Shares | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	3.68%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	5.02%
ALPS | O'Shares Europe Quality Dividend ETF Shares | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	4.56%
ALPS | O'Shares Europe Quality Dividend ETF Shares | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.95%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	3.94%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	3.79%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.68%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	3.23%
ALPS | O'Shares Europe Quality Dividend ETF Shares | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Barron's 400 ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.12%
Barron's 400 ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Barron's 400 ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.27%
Barron's 400 ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.52%
Barron's 400 ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%
Barron's 400 ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.37%
Barron's 400 ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.97%
Barron's 400 ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Barron's 400 ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.69%
Barron's 400 ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.14%
Barron's 400 ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Barron's 400 ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
Barron's 400 ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Barron's 400 ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Barron's 400 ETF | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.41%
Barron's 400 ETF | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.42%
Barron's 400 ETF | Abercrombie & Fitch Co.
Holdings [Line Items]
Percent of Net Asset Value	0.36%
Barron's 400 ETF | IES Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.36%
Barron's 400 ETF | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	0.36%
Barron's 400 ETF | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Barron's 400 ETF | Teekay Tankers, Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Barron's 400 ETF | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.33%
Barron's 400 ETF | Boot Barn Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.33%
Barron's 400 ETF | UFP Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.33%
Level Four Large Cap Growth Active ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Level Four Large Cap Growth Active ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Level Four Large Cap Growth Active ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.05%
Level Four Large Cap Growth Active ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.88%
Level Four Large Cap Growth Active ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
Level Four Large Cap Growth Active ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.56%
Level Four Large Cap Growth Active ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.64%
Level Four Large Cap Growth Active ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.98%
Level Four Large Cap Growth Active ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Level Four Large Cap Growth Active ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Level Four Large Cap Growth Active ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Level Four Large Cap Growth Active ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	42.81%
Level Four Large Cap Growth Active ETF | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Level Four Large Cap Growth Active ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Level Four Large Cap Growth Active ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.81%
Level Four Large Cap Growth Active ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.96%
Level Four Large Cap Growth Active ETF | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.48%
Level Four Large Cap Growth Active ETF | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Level Four Large Cap Growth Active ETF | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Level Four Large Cap Growth Active ETF | BlackRock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.98%
Level Four Large Cap Growth Active ETF | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Level Four Large Cap Growth Active ETF | PayPal Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.83%
RiverFront Dynamic Core Income ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
RiverFront Dynamic Core Income ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.56%
RiverFront Dynamic Core Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
RiverFront Dynamic Core Income ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.17%
RiverFront Dynamic Core Income ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
RiverFront Dynamic Core Income ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.83%
RiverFront Dynamic Core Income ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.54%
RiverFront Dynamic Core Income ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.97%
RiverFront Dynamic Core Income ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.44%
RiverFront Dynamic Core Income ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.45%
RiverFront Dynamic Core Income ETF | Total, RDOG
Holdings [Line Items]
Percent of Net Asset Value	100.00%
RiverFront Dynamic Core Income ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.14%
RiverFront Dynamic Core Income ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.16%
RiverFront Dynamic Core Income ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	43.26%
RiverFront Dynamic Core Income ETF | U.S. Treasury Bond 11/15/2043 4.75%
Holdings [Line Items]
Percent of Net Asset Value	10.84%
RiverFront Dynamic Core Income ETF | Blue Owl Credit Income Corp. 01/15/2029 7.75%
Holdings [Line Items]
Percent of Net Asset Value	4.17%
RiverFront Dynamic Core Income ETF | Kinetik Holdings LP 12/15/2028 6.63%
Holdings [Line Items]
Percent of Net Asset Value	4.05%
RiverFront Dynamic Core Income ETF | U.S. Treasury Bond 11/15/2052 4.00%
Holdings [Line Items]
Percent of Net Asset Value	4.04%
RiverFront Dynamic Core Income ETF | U.S. Treasury Bond 08/15/2029 6.13%
Holdings [Line Items]
Percent of Net Asset Value	3.71%
RiverFront Dynamic Core Income ETF | General Motors Financial Co., Inc. 01/09/2033 6.40%
Holdings [Line Items]
Percent of Net Asset Value	3.56%
RiverFront Dynamic Core Income ETF | Ingersoll Rand, Inc. 08/14/2033 5.70%
Holdings [Line Items]
Percent of Net Asset Value	3.52%
RiverFront Dynamic Core Income ETF | Hyatt Hotels Corp. 04/23/2030 5.75%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
RiverFront Dynamic Core Income ETF | Concentrix Corp. 08/02/2033 6.85%
Holdings [Line Items]
Percent of Net Asset Value	3.38%
RiverFront Dynamic Core Income ETF | Bank of America Corp. 5Y US TI + 3.23%
Holdings [Line Items]
Percent of Net Asset Value	2.49%
RiverFront Dynamic US Dividend Advantage ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
RiverFront Dynamic US Dividend Advantage ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.93%
RiverFront Dynamic US Dividend Advantage ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.78%
RiverFront Dynamic US Dividend Advantage ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.29%
RiverFront Dynamic US Dividend Advantage ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.63%
RiverFront Dynamic US Dividend Advantage ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.13%
RiverFront Dynamic US Dividend Advantage ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.22%
RiverFront Dynamic US Dividend Advantage ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.42%
RiverFront Dynamic US Dividend Advantage ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.68%
RiverFront Dynamic US Dividend Advantage ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.52%
RiverFront Dynamic US Dividend Advantage ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
RiverFront Dynamic US Dividend Advantage ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.76%
RiverFront Dynamic US Dividend Advantage ETF | Equitrans Midstream Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.46%
RiverFront Dynamic US Dividend Advantage ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	42.64%
RiverFront Dynamic US Dividend Advantage ETF | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
RiverFront Dynamic US Dividend Advantage ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.44%
RiverFront Dynamic US Dividend Advantage ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.53%
RiverFront Dynamic US Dividend Advantage ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.47%
RiverFront Dynamic US Dividend Advantage ETF | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.05%
RiverFront Dynamic US Dividend Advantage ETF | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.12%
RiverFront Dynamic US Dividend Advantage ETF | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.47%
RiverFront Dynamic US Dividend Advantage ETF | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.12%
RiverFront Dynamic US Dividend Advantage ETF | Antero Midstream Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.78%
RiverFront Strategic Income Fund | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.52%
RiverFront Strategic Income Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.64%
RiverFront Strategic Income Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
RiverFront Strategic Income Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.97%
RiverFront Strategic Income Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.33%
RiverFront Strategic Income Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.75%
RiverFront Strategic Income Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.21%
RiverFront Strategic Income Fund | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.59%
RiverFront Strategic Income Fund | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.64%
RiverFront Strategic Income Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.92%
RiverFront Strategic Income Fund | Total, RDOG
Holdings [Line Items]
Percent of Net Asset Value	100.00%
RiverFront Strategic Income Fund | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.18%
RiverFront Strategic Income Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.06%
RiverFront Strategic Income Fund | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	24.33%
RiverFront Strategic Income Fund | U.S. Treasury Bond 11/15/2043 4.75%
Holdings [Line Items]
Percent of Net Asset Value	4.52%
RiverFront Strategic Income Fund | U.S. Treasury Bond 11/15/2052 4.00%
Holdings [Line Items]
Percent of Net Asset Value	7.42%
RiverFront Strategic Income Fund | U.S. Treasury Bond 08/15/2029 6.13%
Holdings [Line Items]
Percent of Net Asset Value	2.53%
RiverFront Strategic Income Fund | U.S. Treasury Note 07/31/2030 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.95%
RiverFront Strategic Income Fund | Concentrix Corp. 08/02/2028 6.60%
Holdings [Line Items]
Percent of Net Asset Value	1.43%
RiverFront Strategic Income Fund | T-Mobile USA, Inc. 02/01/2028 4.75%
Holdings [Line Items]
Percent of Net Asset Value	1.39%
RiverFront Strategic Income Fund | Goldman Sachs Group, Inc. 10/21/2025 4.25%
Holdings [Line Items]
Percent of Net Asset Value	1.28%
RiverFront Strategic Income Fund | Bank of America Corp. 10/22/2026 4.25%
Holdings [Line Items]
Percent of Net Asset Value	1.27%
RiverFront Strategic Income Fund | JPMorgan Chase & Co. 10/01/2027 4.25%
Holdings [Line Items]
Percent of Net Asset Value	1.27%
RiverFront Strategic Income Fund | Citigroup, Inc. 09/29/2027 4.45%
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS | Smith Core Plus Bond ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.44%
ALPS | Smith Core Plus Bond ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | Smith Core Plus Bond ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.53%
ALPS | Smith Core Plus Bond ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
ALPS | Smith Core Plus Bond ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.44%
ALPS | Smith Core Plus Bond ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.03%
ALPS | Smith Core Plus Bond ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.59%
ALPS | Smith Core Plus Bond ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
ALPS | Smith Core Plus Bond ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.65%
ALPS | Smith Core Plus Bond ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.76%
ALPS | Smith Core Plus Bond ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.96%
ALPS | Smith Core Plus Bond ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
ALPS | Smith Core Plus Bond ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.07%
ALPS | Smith Core Plus Bond ETF | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	11.86%
ALPS | Smith Core Plus Bond ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	42.40%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Note 10/31/2025 5.00%
Holdings [Line Items]
Percent of Net Asset Value	5.11%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Bond 02/15/2044 4.50%
Holdings [Line Items]
Percent of Net Asset Value	4.64%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Bond 05/15/2034 4.38%
Holdings [Line Items]
Percent of Net Asset Value	4.58%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Note 04/30/2029 4.63%
Holdings [Line Items]
Percent of Net Asset Value	4.55%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Bond 02/15/2054 4.25%
Holdings [Line Items]
Percent of Net Asset Value	4.51%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Bond 05/15/2044 4.63%
Holdings [Line Items]
Percent of Net Asset Value	4.06%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Note 09/30/2025 5.00%
Holdings [Line Items]
Percent of Net Asset Value	4.01%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Note 11/30/2025 4.88%
Holdings [Line Items]
Percent of Net Asset Value	3.94%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Note 08/31/2025 5.00%
Holdings [Line Items]
Percent of Net Asset Value	3.76%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Bond 11/15/2053 4.75%
Holdings [Line Items]
Percent of Net Asset Value	3.23%